Document and Entity Information	Jan. 05, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001404644
Document Type	8-K
Document Period End Date	Jan. 05, 2024
Entity Registrant Name	NEUROGENE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36327
Entity Tax Identification Number	98-0542593
Entity Address, Address Line One	535 W 24th Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(877)
Local Phone Number	237-5020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.000001 per share
Trading Symbol	NGNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false